Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property, Plant and Equipment [Abstract]
Schedule of property and equipment

Property and equipment consists of the following:

	December 31,
	2018	2017
Computer equipment and software	$216	$216

Accumulated depreciation and amortization	(216)	(197)
Property and equipment, net	$-	$19